UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $716,882,023

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105 26448525  3746250 SH       SOLE                  3746250        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201  9696923  1012205 SH       SOLE                  1012205        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 80816341  3043930 SH       SOLE                  3043930        0        0
AGENUS INC                                      00847G101  6019724   912771 SH       SOLE                   912771        0        0
BIOGEN IDEC INC                COM              09062X103  1610406    12781 SH       SOLE                    12781        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101  8408375   245500 SH       SOLE                   245500        0        0
DEXCOM INC                     COM              252131107  4812402   461400 SH       SOLE                   461400        0        0
ELAN PLC                       ADR              284131208 63114318  4204818 SH       SOLE                  4204818        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102 12192300  1395000 SH       SOLE                  1395000        0        0
GTX INC DEL                    COM              40052B108 15743862  4089315 SH       SOLE                  4089315        0        0
HANSEN MEDICAL INC             COM              411307101 20213598  7096718 SH       SOLE                  7096718        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108  9143490   686964 SH       SOLE                   686964        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   356000   200000 SH       SOLE                   200000        0        0
MAKO SURGICAL CORP             COM              560879108 40023237   949543 SH       SOLE                   949543        0        0
MANNKIND CORP                  COM              56400P201   247000   100000 SH       SOLE                   100000        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 19058951  1327225 SH       SOLE                  1327225        0        0
MASIMO CORP                    COM              574795100 12059404   515800 SH       SOLE                   515800        0        0
METABOLIX INC                  COM              591018809  3307548  1168745 SH       SOLE                  1168745        0        0
NXSTAGE MEDICAL INC            COM              67072V103 23906362  1240600 SH       SOLE                  1240600        0        0
OMNICARE INC                   COM              681904108  5335500   150000 SH       SOLE                   150000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 35494560   942000 SH       SOLE                   942000        0        0
OPKO HEALTH INC                COM              68375N103 25382523  5366284 SH       SOLE                  5366284        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106  3290760   332400 SH       SOLE                   332400        0        0
QUIDEL CORP                    COM              74838J101 60206627  3277443 SH       SOLE                  3277443        0        0
TENET HEALTHCARE CORP          COM              88033G100 78427229 14769723 SH       SOLE                 14769723        0        0
THORATEC CORP                  COM NEW          885175307119273767  3538231 SH       SOLE                  3538231        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  5676271  3405766 SH       SOLE                  3405766        0        0
VIVUS INC                      COM              928551100 15410266   689189 SH       SOLE                   689189        0        0
WEBMD HEALTH CORP              COM              94770V102 11205754   438067 SH       SOLE                   438067        0        0